PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
Building	$2,631,286	$4,717,355
Machinery and equipment	2,140,575	2,576,389
Vehicle	64,791	63,002
Office equipment	74,411	72,262
Less: accumulated depreciation	(1,179,660)	(2,334,463)
Property, plant and equipment, net	$3,731,403	$5,094,545

For the years ended December 31, 2022, 2023 and 2024, depreciation expenses amounted to US$299,611, US$348,485 and US$459,116, respectively. The disposal gain was US$4,991, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively.